Annual Fund Operating Expenses - Hartford Schroders Emerging Markets Equity Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.27%	[1]
Total annual fund operating expenses	1.53%
Class C
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.15%	[1]
Total annual fund operating expenses	2.16%
Class I
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual fund operating expenses	1.25%
Class R3
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.28%	[1]
Total annual fund operating expenses	1.79%
Class R4
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.23%	[1]
Total annual fund operating expenses	1.49%
Class R5
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	none
Other expenses	0.18%	[1]
Total annual fund operating expenses	1.19%
Class Y
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	none
Other expenses	0.16%	[1]
Total annual fund operating expenses	1.17%
Class F
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual fund operating expenses	1.08%
Class SDR
Operating Expenses:
Management fees	1.01%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1]
Total annual fund operating expenses	1.07%

[1]	“Other expenses” for Class R4 have been restated to reflect the estimated transfer agency fees for the current year.